FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Institutional Shares

PROSPECTUS

The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 1-3 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income. The Trust invests primarily in U.S. government securities. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated April 30, 1998


TABLE OF CONTENTS

 Summary of Trust Expenses 1 Financial HighlightsInstitutional Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Shares 5 Administration of the Trust 5 Net Asset Value 6 Investing in Institutional Shares 6 Share Purchases 6 Minimum Investment Required 6 What Shares Cost 6 Confirmations and Account Statements 6 Dividends 6 Capital Gains 7 Redeeming Institutional Shares 7 Telephone Redemption 7 Written Requests 7 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 8 Performance Information 8 Other Classes of Shares 8 Financial HighlightsInstitutional Service Shares 9 Financial Statements 10 Report of Ernst & Young LLP, Independent Auditors Inside Back Cover



                                         SUMMARY OF TRUST EXPENSES

                                            INSTITUTIONAL SHARES
                                      SHAREHOLDER TRANSACTION EXPENSES

         Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                  None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)

Management Fee (after waiver)(1)                                                                 0.39%
12b-1 Fee                                                                                        None
Total Other Expenses                                                                             0.15%
   Shareholder Services Fee(after waiver)(2)                                                0.00%
Total Operating Expenses(3)                                                                      0.54%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.80% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire--transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1  Year                                                     $ 6
 3  Years                                                    $17
 5  Years                                                    $30
 10 Years                                                    $68

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on the inside back cover.

                                                    YEAR ENDED FEBRUARY 28 OR 29,
                    1998     1997     1996     1995    1994      1993       1992       1991      1990       1989
 NET ASSET VALUE,   $10.32   $10.38   $10.25   $10.46  $10.53     $10.34     $10.12     $ 9.93    $ 9.81     $10.21
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment     0.56     0.54     0.61     0.52    0.37       0.48       0.67       0.72      0.84       0.82
 income
   Net realized       0.09   (0.06)     0.13   (0.21)  (0.07)       0.19       0.22       0.19      0.12     (0.40)
 and unrealized
 gain (loss) on
 investments
   Total from         0.65     0.48     0.74     0.31    0.30       0.67       0.89       0.91      0.96       0.42
 investment
 operations
 LESS
 DISTRIBUTIONS
   Distributions    (0.56)   (0.54)   (0.61)   (0.52)  (0.37)     (0.48)     (0.67)     (0.72)    (0.84)     (0.82)
 from net
 investment income
 NET ASSET VALUE,   $10.41   $10.32   $10.38   $10.25  $10.46     $10.53     $10.34     $10.12    $ 9.93     $ 9.81
 END OF PERIOD
 TOTAL RETURN(A)     6.41%    4.78%    7.41%    3.14%   2.93%      6.64%      9.07%     10.11%    10.08%      4.23%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses          0.54%    0.54%    0.54%    0.54%   0.51%      0.49%      0.48%      0.48%     0.48%      0.47%
   Net investment    5.36%    5.26%    5.91%    5.06%   3.56%      4.63%      6.57%      7.79%     8.42%      8.14%
 income
   Expense waiver/   0.26%    0.27%    0.26%    0.02%      --         --         --         --        --         --
 reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end $597,549$701,498 $697,692 $687,037 $858,556$1,034,374 $1,171,633 $1,296,579 $1,725,112$2,236,208
 of period (000
 omitted)
   Portfolio          118%     145%     142%     265%    150%       132%       114%        96%      172%       112%
 turnover

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 3, 1984. On April 13, 1995, the Board of Trustees (the "Trustees") changed the name of the Trust from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities Fund: 1-3 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public, and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide current income. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise noted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in U.S. government securities with remaining maturities of 3 1/2 years or less. As a matter of investment practice which can be changed without shareholder approval, the Trust will maintain a dollar-weighted average portfolio maturity of 1 to 3 years.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice which can be changed without shareholder approval, the Trust will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

As a matter of investment practice which can be changed without shareholder approval, the Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to duplicate expenses.

PORTFOLIO TRANSACTIONS

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge assets except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The Trust's adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

The Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Susan M. Nason has been the Trust's portfolio manager since 1991. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Trust's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski has been the Trust's portfolio manager since October 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Trust's adviser since September 1997. Mr. Ostrowski served as Vice President of the Trust's adviser from 1993 to 1997, and as an Assistant Vice president from 1992 to 1993. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 1-3 Years--Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 1-3 Years Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company, into federal funds. This is generally the next business day after State Street Bank receives the check.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000, plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on
(i) days on which there are not sufficient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank and Trust Company. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge or other similar non-recurring charges.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.

From time to time, advertisements for the Trust's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Service Shares. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. Expense differences between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on the inside back cover.

                          YEAR ENDED FEBRUARY 28 OR 29,

                                                       1998   1997    1996    1995    1994  1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.32  $10.38  $10.25 $10.46  $10.53  $10.37
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.53    0.52    0.59   0.50    0.35    0.34
   Net realized and unrealized gain (loss) on           0.09  (0.06)    0.13 (0.21)  (0.07)    0.16
 investments
   Total from investment operations                     0.62    0.46    0.72   0.29    0.28    0.50
 LESS DISTRIBUTIONS
   Distributions from net investment income           (0.53)  (0.52)  (0.59) (0.50)  (0.35)  (0.34)
 NET ASSET VALUE, END OF PERIOD                       $10.41  $10.32  $10.38 $10.25  $10.46  $10.53
 TOTAL RETURN(B)                                       6.15%   4.52%   7.14%  2.88%   2.68%   4.28%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.79%*   0.79%   0.79%  0.79%   0.76%  0.74%*
   Net investment income                              5.11%*   5.01%   5.68%  4.76%   3.33%  4.14%*
   Expense waiver/reimbursement(c)                    0.26%*   0.27%   0.26%  0.25%      --      --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $33,631 $29,181 $26,432 $29,208$39,905 $72,722
   Portfolio turnover                                   118%    145%    142%   265%    150%    132%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 29, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.



PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

       PRINCIPAL
        AMOUNT                                                                           VALUE

 U.S. SHORT-INTERMEDIATE TERM OBLIGATIONS--98.0%
 U.S. TREASURY NOTES--98.0%
 $      18,000,000      6.250%, 3/31/1999                                          $     18,141,840
        35,000,000      6.375%, 4/30/1999                                                35,337,050
        25,000,000      6.250%, 5/31/1999                                                25,213,250
        20,050,000      6.750%, 5/31/1999                                                20,339,722
        20,000,000      6.875%, 7/31/1999                                                20,355,200
        15,000,000      6.000%, 8/15/1999                                                15,093,750
        45,000,000      5.875%, 8/31/1999                                                45,216,450
        60,000,000      5.750%, 9/30/1999                                                60,189,000
        15,025,000      7.125%, 9/30/1999                                                15,379,440
        56,500,000      5.625%, 10/31/1999                                               56,547,460
        26,000,000      7.500%, 10/31/1999                                               26,785,460
        90,000,000      5.875%, 11/15/1999                                               90,453,600
        15,000,000      7.750%, 11/30/1999                                               15,540,150
        68,000,000      5.625%, 12/31/1999                                               68,092,480
        50,000,000      6.000%, 8/15/2000                                                50,503,500
        55,000,000      5.750%, 11/15/2000                                               55,259,600
                            TOTAL INVESTMENTS (IDENTIFIED COST $615,664,440)(A)      $  618,447,952
(a) The cost of investments for federal tax purposes amounts to $615,679,010.
The net unrealized appreciation of investments on a federal tax basis amounts to
$2,768,942 which is comprised of $2,859,730 appreciation and $90,788 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets
($631,179,815) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

 ASSETS:
 Total investments in securities, at value (identified cost                          $  618,447,952
 $615,664,440 and tax cost $615,679,010)
 Income receivable                                                                       10,520,691
 Receivable for shares sold                                                               4,684,307
   Total assets                                                                         633,652,950
 LIABILITIES:
 Payable for shares redeemed                                                578,808
 Income distribution payable                                              1,159,004
 Payable to Bank                                                            651,018
 Accrued expenses                                                            84,305
   Total liabilities                                                                      2,473,135
 NET ASSETS for 60,658,508 shares outstanding                                        $  631,179,815
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  645,077,377
 Net unrealized appreciation of investments                                               2,783,512
 Accumulated net realized loss on investments                                          (16,681,074)
   Total net assets                                                                  $  631,179,815
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $597,548,752 / 57,426,443 shares outstanding                                                $10.41
 INSTITUTIONAL SERVICE SHARES:
 $33,631,063 / 3,232,065 shares outstanding                                                  $10.41

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

YEAR ENDED FEBRUARY 28, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 40,497,681
 EXPENSES:
 Investment advisory fee                                                $   2,742,606
 Administrative personnel and services fee                                    517,508
 Custodian fees                                                                32,941
 Transfer and dividend disbursing agent fees and                              224,519
 expenses
 Directors'/Trustees' fees                                                     11,971
 Auditing fees                                                                 17,800
 Legal fees                                                                     4,767
 Portfolio accounting fees                                                    126,161
 Distribution services fee--Institutional Service                              74,536
 Shares
 Shareholder services fee--Institutional Shares                             1,639,592
 Shareholder services fee--Institutional Service                               74,536
 Shares
 Share registration costs                                                      42,800
 Printing and postage                                                          37,293
 Insurance premiums                                                             6,551
 Taxes                                                                             73
 Miscellaneous                                                                 14,176
   Total expenses                                                           5,567,830
 Waivers and reimbursements--
   Waiver of investment advisory fee                    $    (46,875)
   Waiver of distribution services fee--Institutional        (71,555)
 Service Shares
   Waiver of shareholder services fee--Institutional      (1,639,592)
 Shares
   Waiver of shareholder services fee--Institutional          (2,981)
 Service Shares
     Total waivers                                                        (1,761,003)
       Net expenses                                                                       3,806,827
         Net investment income                                                           36,690,854
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         2,018,431
 Net change in unrealized appreciation of investments                                     3,542,439
   Net realized and unrealized gain on investments                                        5,560,870
     Change in net assets resulting from operations                                    $ 42,251,724

See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                                                                      YEAR ENDED FEBRUARY 28,

                                                                       1998              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    36,690,854  $    38,315,986
 Net realized gain on investments ($2,033,001 and $2,407,185 net         2,018,431        2,407,185
 gain, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation (depreciation)                    3,542,439      (6,065,113)
   Change in net assets resulting from operations                       42,251,724       34,658,058
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                               (35,155,560)     (36,995,327)
   Institutional Service Shares                                        (1,535,294)      (1,320,659)
     Change in net assets resulting from distributions to             (36,690,854)     (38,315,986)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          302,726,969      322,523,461
 Net asset value of shares issued to shareholders in payment of         18,874,038       17,987,684
 distributions declared
 Cost of shares redeemed                                             (426,661,455)    (330,297,708)
   Change in net assets resulting from share transactions            (105,060,448)       10,213,437
     Change in net assets                                             (99,499,578)        6,555,509
 NET ASSETS:
 Beginning of period                                                   730,679,393      724,123,884
 End of period                                                     $   631,179,815  $   730,679,393

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the expiration of a portion of the capital loss carryforward. The following reclassifications have been made to the financial statements.

       INCREASE (DECREASE)
                   ACCUMULATED NET
   PAID IN CAPITAL  REALIZED LOSS
     (63,167,180)     63,167,180

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $16,666,504, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                             YEAR ENDED FEBRUARY 28,
                                    1998 1997

 INSTITUTIONAL SHARES                             SHARES          AMOUNT          SHARES       AMOUNT
 Shares sold                                    27,005,133     $ 279,621,175    29,434,341   $303,822,056
 Shares issued to shareholders                   1,693,644        17,556,139     1,630,031     16,817,409
 in payment of distributions declared
 Shares redeemed                               (39,219,746)     (406,462,678)  (30,345,659)  (313,337,852)
   Net change resulting from
   Institutional Share transactions            (10,520,969)    ($109,285,364)      718,713    $ 7,301,613


                             YEAR ENDED FEBRUARY 28,
                                    1997 1998

INSTITUTIONAL SERVICE SHARES                     SHARES          AMOUNT          SHARES       AMOUNT
Shares sold                                       2,230,331     $ 23,105,794   1,810,402    $ 18,701,405
Shares issued to shareholders in payment of
distributions declared                              127,126        1,317,899     113,428       1,170,275
Shares redeemed                                  (1,951,903)     (20,198,777) (1,644,276)    (16,959,856)
  Net change resulting from Institutional
  Service Share transactions                        405,554       $4,224,916     279,554     $ 2,911,824
      Net change resulting from
      share transactions                        (10,115,415)   ($105,060,448)    998,267    $ 10,213,437

At February 28, 1998,capital paid-in aggregated $645,077,377.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended February 28, 1998, FSS fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 1998, were as follows:

PURCHASES                                    $795,561,171
SALES                                        $898,733,891

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES
FUND: 1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 9 of this prospectus) for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 1-3 Years at February 28, 1998, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
April 15, 1998

[Graphic]

Federated Investors

Federated U.S. Government Securities Fund: 1-3 Years




Institutional Shares

PROSPECTUS

APRIL 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED U.S. GOVERNMENT SECURITIES FUND:
1-3 YEARS
INSTITUTIONAL SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp.,Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 31428M100
8032806A-IS (4/98)

[Graphic]

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 1-3 Years (the "Trust"). The Trust is an open-end management investment company (a mutual fund).

The investment objective of the Trust is to provide current income. The Trust invests primarily in U.S. government securities. Institutional Service Shares are sold at net asset value.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information for Institutional Service Shares and Institutional Shares dated April 30, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated April 30, 1998

TABLE OF CONTENTS

 Summary of Trust Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 4 Trust Information 4 Management of the Trust 4 Distribution of Institutional Service Shares 5 Administration of the Trust 6 Net Asset Value 6 Investing in Institutional Service Shares 6 Share Purchases 6 Exchange Privilege 6 Minimum Investment Required 7 What Shares Cost 7 Confirmations and Account Statements 7 Dividends 7 Capital Gains 7 Redeeming Institutional Service Shares 7 Telephone Redemption 7 Written Requests 8 Accounts with Low Balances 8 Shareholder Information 8 Voting Rights 8 Tax Information 8 Federal Income Tax 8 State and Local Taxes 8 Performance Information 9 Other Classes of Shares 9 Financial Highlights--Institutional Shares 10 Financial Statements 11 Report of Ernst & Young LLP, Independent Auditors 18


                                SUMMARY OF TRUST EXPENSES

                              INSTITUTIONAL SERVICE SHARES
                            SHAREHOLDER TRANSACTION EXPENSES

        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
percentage of offering price) None Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                                  None
Redemption Fee (as a percentage of amount redeemed, if applicable)                               None
Exchange Fee                                                                                     None

                                         ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)

Management Fee (after waiver)(1)                                                                 0.39%
12b-1 Fee (after waiver)(2)                                                                      0.01%
Total Other Expenses                                                                             0.39%
   Shareholder Services Fee (after waiver)(3)                                               0.24%
Total Operating Expenses(4)                                                                      0.79%

 (1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholders services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.05% absent the voluntary waivers of portions of the management fee, 12b-1 fee and shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1  Year                                                     $ 8
 3  Years                                                    $25
 5  Years                                                    $44
 10 Years                                                    $98

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 18.

                          YEAR ENDED FEBRUARY 28 OR 29,
                                                       1998   1997    1996    1995    1994  1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.32  $10.38  $10.25 $10.46  $10.53  $10.37
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.53    0.52    0.59   0.50    0.35    0.34
   Net realized and unrealized gain (loss) on           0.09  (0.06)    0.13 (0.21)  (0.07)    0.16
 investments
   Total from investment operations                     0.62    0.46    0.72   0.29    0.28    0.50
 LESS DISTRIBUTIONS
   Distributions from net investment income           (0.53)  (0.52)  (0.59) (0.50)  (0.35)  (0.34)
 NET ASSET VALUE, END OF PERIOD                       $10.41  $10.32  $10.38 $10.25  $10.46  $10.53
 TOTAL RETURN(B)                                       6.15%   4.52%   7.14%  2.88%   2.68%   4.28%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                           0.79%*   0.79%   0.79%  0.79%   0.76%  0.74%*
   Net investment income                              5.11%*   5.01%   5.68%  4.76%   3.33%  4.14%*
   Expense waiver/reimbursement(c)                    0.26%*   0.27%   0.26%  0.25%      --      --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $33,631 $29,181 $26,432 $29,208$39,905 $72,722
   Portfolio turnover                                   118%    145%    142%   265%    150%    132%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 29, 1992 (date of initial public investment) to February 28, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 3, 1984. On April 13, 1995, the Board of Trustees (the "Trustees") changed the name of the Trust from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities Fund: 1-3 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Trustees have established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is to provide current income. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. Unless otherwise noted, the investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

The Trust pursues its investment objective by investing in U.S. government securities with remaining maturities of 31U2 years or less. As a matter of investment practice which can be changed without shareholder approval, the Trust will maintain a dollar-weighted average portfolio maturity of 1 to 3 years.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;
   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. The instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice which can be changed without shareholder approval, the Trust will not invest more than 15% of the value of its net assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

As a matter of investment practice which can be changed without shareholder approval, the Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Trust in shares of other investment companies may be subject to duplicate expenses.

PORTFOLIO TRANSACTIONS

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge assets except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Trust.

ADVISORY FEES

The Trust's adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide.

The Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.

Susan M. Nason has been the Trust's portfolio manager since 1991. Ms. Nason joined Federated Investors in 1987 and has been a Senior Vice President of the Trust's investment adviser since April 1997. Ms. Nason served as a Vice President of the investment adviser from 1993 to 1997, and as an Assistant Vice President from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

Robert J. Ostrowski has been the Trust's portfolio manager since October 1997. Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and has been a Senior Vice President of the Trust's adviser since September 1997. Mr. Ostrowski served as Vice President of the Trust's adviser from 1993 to 1997, and as an Assistant Vice president from 1992 to 1993. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for the Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of 0.25% of the average daily net asset value of Shares of the Trust. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds") as specified below.

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish an account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal wire funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated U.S. Government Securities Fund: 1-3 YearsInstitutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Wire Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 1-3 Years--Institutional Service Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company, into federal funds. This is generally the next business day after State Street Bank receives the check.

EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust at net asset value.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000, plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on
(i) days on which there are not sufficient changes in the value of the Trust's portfolio securities such that its net asset value might be materially affected;
(ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Jr., Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank and Trust Company. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, will be distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). Telephone redemption instructions may be recorded. All proceeds will normally be wire transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests", should be considered. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

WRITTEN REQUESTS

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time, the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gain distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Shares are sold without any sales charge.

Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.

From time to time, advertisements for the Trust's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Service Shares performance to certain indices.

OTHER CLASSES OF SHARES

The Trust also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value primarily to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.

Institutional Shares are distributed with no 12b-1 Plan.

Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 18.


                                                    YEAR ENDED FEBRUARY 28 OR 29,

                    1998     1997     1996     1995    1994      1993       1992       1991      1990       1989
 NET ASSET VALUE,   $10.32   $10.38   $10.25   $10.46  $10.53     $10.34     $10.12     $ 9.93    $ 9.81     $10.21
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment     0.56     0.54     0.61     0.52    0.37       0.48       0.67       0.72      0.84       0.82
 income
   Net realized       0.09   (0.06)     0.13   (0.21)  (0.07)       0.19       0.22       0.19      0.12     (0.40)
 and unrealized
 gain (loss) on
 investments
   Total from         0.65     0.48     0.74     0.31    0.30       0.67       0.89       0.91      0.96       0.42
 investment
 operations
 LESS
 DISTRIBUTIONS
   Distributions    (0.56)   (0.54)   (0.61)   (0.52)  (0.37)     (0.48)     (0.67)     (0.72)    (0.84)     (0.82)
 from net
 investment income
 NET ASSET VALUE,   $10.41   $10.32   $10.38   $10.25  $10.46     $10.53     $10.34     $10.12    $ 9.93     $ 9.81
 END OF PERIOD
 TOTAL RETURN(A)     6.41%    4.78%    7.41%    3.14%   2.93%      6.64%      9.07%     10.11%    10.08%      4.23%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses          0.54%    0.54%    0.54%    0.54%   0.51%      0.49%      0.48%      0.48%     0.48%      0.47%
   Net investment    5.36%    5.26%    5.91%    5.06%   3.56%      4.63%      6.57%      7.79%     8.42%      8.14%
 income
   Expense waiver/   0.26%    0.27%    0.26%    0.02%      --         --         --         --        --         --
 reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end $597,549$701,498 $697,692 $687,037 $858,556$1,034,374 $1,171,633 $1,296,579 $1,725,112$2,236,208
 of period (000
 omitted)
   Portfolio          118%     145%     142%     265%    150%       132%       114%        96%      172%       112%
 turnover

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FURTHER INFORMATION ABOUT THE TRUST'S PERFORMANCE IS CONTAINED IN THE TRUST'S ANNUAL REPORT FOR THE FISCAL YEAR ENDED FEBRUARY 28, 1998, WHICH CAN BE OBTAINED FREE OF CHARGE.

PORTFOLIO OF INVESTMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

       PRINCIPAL
        AMOUNT                                                                           VALUE

 U.S. SHORT-INTERMEDIATE TERM OBLIGATIONS--98.0%
 U.S. TREASURY NOTES--98.0%
 $           18,000,000 6.250%, 3/31/1999                                          $     18,141,840
             35,000,000 6.375%, 4/30/1999                                                35,337,050
             25,000,000 6.250%, 5/31/1999                                                25,213,250
             20,050,000 6.750%, 5/31/1999                                                20,339,722
             20,000,000 6.875%, 7/31/1999                                                20,355,200
             15,000,000 6.000%, 8/15/1999                                                15,093,750
             45,000,000 5.875%, 8/31/1999                                                45,216,450
             60,000,000 5.750%, 9/30/1999                                                60,189,000
             15,025,000 7.125%, 9/30/1999                                                15,379,440
             56,500,000 5.625%, 10/31/1999                                               56,547,460
             26,000,000 7.500%, 10/31/1999                                               26,785,460
             90,000,000 5.875%, 11/15/1999                                               90,453,600
             15,000,000 7.750%, 11/30/1999                                               15,540,150
             68,000,000 5.625%, 12/31/1999                                               68,092,480
             50,000,000 6.000%, 8/15/2000                                                50,503,500
             55,000,000 5.750%, 11/15/2000                                               55,259,600
                            TOTAL INVESTMENTS (IDENTIFIED COST $615,664,440)(A)      $  618,447,952

(a) The cost of investments for federal tax purposes amounts to $615,679,010. The net unrealized appreciation of investments on a federal tax basis amounts to $2,768,942 which is comprised of $2,859,730 appreciation and $90,788 depreciation at February 28, 1998.

Note: The categories of investments are shown as a percentage of net assets ($631,179,815) at February 28, 1998.

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

 ASSETS:
 Total investments in securities, at value (identified cost                          $  618,447,952
 $615,664,440 and tax cost $615,679,010)
 Income receivable                                                                       10,520,691
 Receivable for shares sold                                                               4,684,307
   Total assets                                                                         633,652,950
 LIABILITIES:
 Payable for shares redeemed                                                578,808
 Income distribution payable                                              1,159,004
 Payable to Bank                                                            651,018
 Accrued expenses                                                            84,305
   Total liabilities                                                                      2,473,135
 NET ASSETS for 60,658,508 shares outstanding                                        $  631,179,815
 NET ASSETS CONSIST OF:
 Paid in capital                                                                     $  645,077,377
 Net unrealized appreciation of investments                                               2,783,512
 Accumulated net realized loss on investments                                          (16,681,074)
   Total net assets                                                                  $  631,179,815
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $597,548,752 / 57,426,443 shares outstanding                                                $10.41
 INSTITUTIONAL SERVICE SHARES:
 $33,631,063 / 3,232,065 shares outstanding                                                  $10.41

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

YEAR ENDED FEBRUARY 28, 1998

 INVESTMENT INCOME:
 Interest                                                                              $ 40,497,681
 EXPENSES:
 Investment advisory fee                                                $   2,742,606
 Administrative personnel and services fee                                    517,508
 Custodian fees                                                                32,941
 Transfer and dividend disbursing agent fees and                              224,519
 expenses
 Directors'/Trustees' fees                                                     11,971
 Auditing fees                                                                 17,800
 Legal fees                                                                     4,767
 Portfolio accounting fees                                                    126,161
 Distribution services fee--Institutional Service                              74,536
 Shares
 Shareholder services fee--Institutional Shares                             1,639,592
 Shareholder services fee--Institutional Service                               74,536
 Shares
 Share registration costs                                                      42,800
 Printing and postage                                                          37,293
 Insurance premiums                                                             6,551
 Taxes                                                                             73
 Miscellaneous                                                                 14,176
   Total expenses                                                           5,567,830
 Waivers and reimbursements--
   Waiver of investment advisory fee                    $    (46,875)
   Waiver of distribution services fee--Institutional        (71,555)
 Service Shares
   Waiver of shareholder services fee--Institutional      (1,639,592)
 Shares
   Waiver of shareholder services fee--Institutional          (2,981)
 Service Shares
     Total waivers                                                        (1,761,003)
       Net expenses                                                                       3,806,827
         Net investment income                                                           36,690,854
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on investments                                                         2,018,431
 Net change in unrealized appreciation (depreciation)                                     3,542,439
 of investments
   Net realized and unrealized gain on investments                                        5,560,870
     Change in net assets resulting from operations                                    $ 42,251,724

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

                                                                      YEAR ENDED FEBRUARY 28,

                                                                       1998              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    36,690,854  $    38,315,986
 Net realized gain (loss) on investments ($2,033,001 and                 2,018,431        2,407,185
 $2,407,185 net gain, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation (depreciation)                    3,542,439      (6,065,113)
   Change in net assets resulting from operations                       42,251,724       34,658,058
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                               (35,155,560)     (36,995,327)
   Institutional Service Shares                                        (1,535,294)      (1,320,659)
     Change in net assets resulting from distributions to             (36,690,854)     (38,315,986)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          302,726,969      322,523,461
 Net asset value of shares issued to shareholders in payment of         18,874,038       17,987,684
 distributions declared
 Cost of shares redeemed                                             (426,661,455)    (330,297,708)
   Change in net assets resulting from share transactions            (105,060,448)       10,213,437
     Change in net assets                                             (99,499,578)        6,555,509
 NET ASSETS:
 Beginning of period                                                   730,679,393      724,123,884
 End of period                                                     $   631,179,815  $   730,679,393

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEBRUARY 28, 1998

ORGANIZATION

Federated U.S. Government Securities Fund: 1-3 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the expiration of a portion of the capital loss carryforward. The following reclassifications have been made to the financial statements.

          INCREASE (DECREASE)
                      ACCUMULATED NET
   PAID IN CAPITAL     REALIZED LOSS
    (63,167,180)         63,167,180

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At February 28, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $16,666,504, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2003.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                             YEAR ENDED FEBRUARY 28,
                                    1998 1997

 INSTITUTIONAL SHARES                             SHARES          AMOUNT          SHARES       AMOUNT
 Shares sold                                    27,005,133     $ 279,621,175    29,434,341   $303,822,056
 Shares issued to shareholders                   1,693,644        17,556,139     1,630,031     16,817,409
 in payment of distributions declared
 Shares redeemed                               (39,219,746)     (406,462,678)  (30,345,659)  (313,337,852)
   Net change resulting from
   Institutional Share transactions            (10,520,969)    ($109,285,364)      718,713    $ 7,301,613


                             YEAR ENDED FEBRUARY 28,
                                    1997 1998

INSTITUTIONAL SERVICE SHARES                     SHARES          AMOUNT          SHARES       AMOUNT
Shares sold                                       2,230,331     $ 23,105,794   1,810,402    $ 18,701,405
Shares issued to shareholders in payment of
distributions declared                              127,126        1,317,899     113,428       1,170,275
Shares redeemed                                  (1,951,903)     (20,198,777) (1,644,276)    (16,959,856)
  Net change resulting from Institutional
  Service Share transactions                        405,554       $4,224,916     279,554     $ 2,911,824
      Net change resulting from
      share transactions                        (10,115,415)   ($105,060,448)    998,267    $ 10,213,437

At February 28, 1998,capital paid-in aggregated $645,077,377.


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended February 28, 1998, FSS fully waived its shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended February 28, 1998, were as follows:

PURCHASES                       $795,561,171
SALES                           $898,733,891

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Trustees and Shareholders of FEDERATED U.S. GOVERNMENT SECURITIES FUND:
1-3 YEARS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated U.S. Government Securities Fund: 1-3 Years as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 9 of this prospectus) for the periods presented therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 1-3 Years at February 28, 1998, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented therein, in conformity with generally accepted accounting principles.

ERNST & YOUNG LLP
Pittsburgh, Pennsylvania
April 15, 1998


NOTES

NOTES

[Graphic]
Federated Investors

Federated U.S. Government Securities Fund:
1-3 Years

Institutional Service Shares

PROSPECTUS

APRIL 30, 1998

An Open-End, Diversified Management Investment Company

FEDERATED U.S. GOVERNMENT SECURITIES FUND:
1-3 YEARS
INSTITUTIONAL SERVICE SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor

1-800-341-7400

www.federatedinvestors.com

Cusip 31428M209
8032806A-SS (4/98)

[Graphic]


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 1-3 Years (the "Trust"). This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated April 30, 1998. This Statement is not a prospectus itself. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
FEDERATED INVESTORS FUNDS
5800 CORPORATE DRIVE
PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated April 30, 1998

[Graphic]

Federated Investors
Federated Securities Corp., Distributor
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779
1-800-341-7400

WWW.FEDERATEDINVESTORS.COM

Cusip 31428M100
Cusip 31428M209

8032806B(4/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST                                      1
 INVESTMENT OBJECTIVE AND POLICIES                                        1
 Types of Investments                                                     1
 When-Issued and Delayed Delivery Transactions                            1
 Repurchase Agreements                                                    1
 Investing in Securities of Other Investment Companies                    1
 Portfolio Turnover                                                       1
 Investment Limitations                                                   1
 FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS MANAGEMENT          2
 Trust Ownership                                                          6
 Trustee Compensation                                                     7
 Trustee Liability                                                        7
 INVESTMENT ADVISORY SERVICES                                             7
 Adviser to the Trust                                                     7
 Advisory Fees                                                            8
 BROKERAGE TRANSACTIONS                                                   8
 OTHER SERVICES                                                           8
 Trust Administration                                                     8
 Custodian and Portfolio Accountant                                       8
 Transfer Agent                                                           8
 Independent Auditors                                                     8
 PURCHASING SHARES                                                        9
 Distribution Plan (Institutional Service Shares Only) and Shareholder
 Services                                                                 9
 Conversion to Federal Funds                                              9
 DETERMINING NET ASSET VALUE                                              9
 Determining Market Value of Securities                                   9
 REDEEMING SHARES                                                        10
 Redemption in Kind                                                      10
 MASSACHUSETTS PARTNERSHIP LAW                                           10
 TAX STATUS                                                              10
 The Trust's Tax Status                                                  10
 Shareholders' Tax Status                                                11
 TOTAL RETURN                                                            11
 YIELD                                                                   11
 PERFORMANCE COMPARISONS                                                 11
 Duration                                                                12
 ABOUT FEDERATED INVESTORS                                               12
 Mutual Fund Market                                                      13
 Institutional Clients                                                   13
 Bank Marketing                                                          13
 Broker/Dealers and Bank Broker/Dealer Subsidiaries                      13

GENERAL INFORMATION ABOUT THE TRUST

Federated U.S. Government Securities Fund: 1-3 Years was established as a Massachusetts business trust under a Declaration of Trust dated January 3, 1984. On April 13, 1995, the name of the Trust was changed from Federated Short-Intermediate Government Trust to Federated U.S. Government Securities
Fund: 1-3 Years.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is to provide current income.

TYPES OF INVESTMENTS

The Trust invests in U.S. government securities with remaining maturities of three and one-half (31U2) years or less. This investment policy and the objective stated above cannot be changed without approval of shareholders. As a matter of investment practice, which can be changed without shareholder approval, the Trust will invest in U.S. government securities with remaining maturities of 3 years or less.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust may invest in the securities of affiliated money market funds as an efficient means of managing the Trust's uninvested cash.

PORTFOLIO TURNOVER

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended February 28, 1998, and February 28, 1997, the portfolio turnover rates were 118% and 145%, respectively.

INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while the borrowings are outstanding.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Trust will not lend any of its assets, except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

As a matter of operating policy, the Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Securities Fund:1-3 Years, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds.Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza--23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; WesMark Funds; WCT Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding shares.

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Trust: The Northern Trust Company as Trustee for the Libbey Owens Ford Savings Trust, Chicago, Illinois, owned approximately 8,834,593 shares (15.65%); Charles Schwab and Company, Inc., San Francisco, California acting in various capacities for numerous accounts owned approximately 4,796,703 shares (8.50%); Sheldon & Company, Cleveland, Ohio, owned approximately 4,059,571 shares (7.19%).

As of April 8, 1998, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Charles Schwab and Company, Inc., San Francisco, California acting in various capacities for numerous accounts, owned approximately 417,219 shares (13.18%); Forethought National Trustbank, Batesville, Indiana, owned approximately 185,010 shares (5.84%); Industricorp and Co. Inc., Minneapolis, Minnesota owned approximately 205,150 shares (6.48%).

TRUSTEE COMPENSATION

                               AGGREGATE
            NAME,            COMPENSATION
        POSITION WITH             FROM         TOTAL COMPENSATION PAID
            TRUST               TRUST*#           FROM FUND COMPLEX+
  John F. Donahue            $0             $0 for the Trust and
  Chairman and Trustee                      56 other investment companies
                                            in the Fund Complex

  Thomas G. Bigley           $1,547.87      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John T. Conroy, Jr.        $1,702.90      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Nicholas P. Constantakis++ $377.18        $0 for the Trust and
  Trustee                                   34 other investment companies
                                            in the Fund Complex

  William J. Copeland        $1,702.90      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  James E. Dowd              $1,702.90      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Lawrence D. Ellis, M.D.    $1,547.87      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Edward L. Flaherty, Jr.    $1,702.90      $122,362 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Peter E. Madden            $1,547.87      $111,222 for Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  John E. Murray, Jr.        $1,547.87      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Wesley W. Posvar           $1,547.87      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex

  Marjorie P. Smuts          $1,547.87      $111,222 for the Trust and
  Trustee                                   56 other investment companies
                                            in the Fund Complex


* Information is furnished for the fiscal year ended February 28, 1998.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information is provided for the last calendar year.

++ Mr. Constantakis became a member of the Board of Trustees on February 23, 1998.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Trust's adviser earned $2,742,606, $2,917,433, and $2,902,888, respectively, which were reduced by
$46,875, $160,105, and $96,365, respectively, because
of undertakings to limit the Trust's expenses.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.

The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.

Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended February 28, 1998, and February 28, 1997, and February 29, 1996, the Trust paid no brokerage commissions.

Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectuses. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company, and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended February 28, 1998, February 28, 1997, and February 29, 1996, the Administrators earned $517,508, $551,185, and $549,195, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the number of shareholder accounts.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Ernst & Young LLP, Pittsburgh, PA.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND
SHAREHOLDER SERVICES

As explained in the respective prospectuses, with respect to Shares of the Trust, the Trust has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares the Trust has adopted a Distribution Plan.

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Distribution Plan, the Trustees expect that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended February 28, 1998, payments in the amount of $66,385 were made pursuant to the Distribution Plan (Institutional Service Shares only), of which $63,730, was waived. In addition, for the fiscal year ended February 28, 1998, payments in the amount of $1,639,592 and $74,536 for the Institutional Shares and Institutional Service Shares, respectively, were made pursuant to the Shareholder Services Agreement of which $1,639,592 and $2,981, respectively, were waived.

CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Shareholder Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

   * according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trust's Board of Trustees; or
   * for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Board of Trustees determines that particular circumstances of the security indicate otherwise.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

   * yield;
   * quality;
   * coupon rate;
   * maturity;
   * type of issue;
   * trading characteristics; and
   * other market data.

REDEEMING SHARES

The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" and "Redeeming Institutional Service Shares." Although Federated Shareholder Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

The Trust is obligated to redeem Shares solely in cash up to $250,000 or 1% of the respective class net asset value, whichever is less, for any one shareholder within a 90-day period.

Any redemption beyond this amount will also be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Trust's portfolio. To the extent available, such securities will be readily marketable.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign on behalf of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them from its assets.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The Trust's average annual total return for Institutional Shares for the one-year, five-year, and ten-year periods ended February 28, 1998, were 6.41%, 4.92%, and 6.45%, respectively. The Trust's average annual total return for Institutional Service Shares for the period from May 30, 1992 (start of performance of Institutional Service Shares), through February 28, 1998, and for the year ended February 28, 1998, were 4.66% and 6.15%, respectively.

YIELD

The Trust's yield for the thirty-day period ended February 28, 1998, was 4.88% and 4.63% for Institutional Shares and Institutional Service Shares, respectively.

The yield for both classes of shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the maximum offering price per share of either class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Trust's expenses or either class of Share's expenses;
     and
   * various other factors.

Either class of Shares' performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * LIPPER ANALYTICAL SERVICES, INC. ranks funds in various categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
   * MERRILL LYNCH 1-3 YEAR TREASURY INDEX is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
   * LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.
   * MERRILL LYNCH 2-YEAR TREASURY CURVE INDEX is comprised of the most recently issued 2-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.
   * MERRILL LYNCH U.S. TREASURY SHORT TERM INDEX (1-2.99 years) is an unmanaged index tracking short-term U.S. government securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.
   * 2-YEAR TREASURY NOTE--Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.
   * MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for both classes of shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of shares based on monthly reinvestment of dividends over a specified period of time.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume.

In the government sector, as of December 31, 1997, Federated Investors manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.*

Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillon, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/ dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President Federated Securities Corp.

* Source: Investment Company Institute



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Annual Report for Fiscal Year Ended February 28, 1998

MANAGEMENT DISCUSSION AND ANALYSIS

Federated U.S. Government Securities Fund: 1-3 Years represents a fully invested participation in those obligations of the U.S. Treasury and certain government agencies which have a maximum maturity of 3 1/2 years and an average maturity of 11/2 to 2 years. During the fund's fiscal year ended February 1998, the fund was primarily invested in U.S. Treasury securities. Standard & Poor's has maintained the fund's "AAAf" credit rating.*

During the fund's annual reporting period, fixed income performance reflected above trend economic growth combined with subdued inflation. After remaining on hold for over a year and citing persisting strength in demand as increasing the risk of inflationary imbalances, the Federal Reserve Board increased the federal funds target rate from 5.25% to 5.50% near the end of March 1997. This was the first tightening of monetary policy in over two years. The 2-year Treasury note yield increased from 6.09% at the end of February 1997 to 6.54% near the end of April as the short to intermediate portion of the yield curve transitioned from pricing in a status quo to a more restrictive Fed monetary policy.

U.S. Treasury yields steadily declined during the remainder of the fund's reporting period, more than offsetting the preceding interest rate rise. Consumer prices increased at only a 1.4% annual rate through February 1998, and the federal funds rate remained on hold as the Asian financial crisis eliminated the possibility of a tightening of Fed monetary policy. The 2-year Treasury note yield declined to 5.54% at the end of February 1998. The fund's average maturity/duration has been managed within its neutral range, and ended the reporting period at 1.7/1.7 years. Due to the counteracting forces of the underlying strength in the U.S. economy and the potential deflationary impact of the Asian crisis, Fed monetary policy should remain unchanged in the near term.

The fund's net total return for Institutional Shares and Institutional Service Shares for the year ended February 28, 1998, was 6.41%** and 6.15%,** respectively, compared to 6.00% for the Merrill Lynch 1-Year Treasury Index+ and 6.95% for the Merrill Lynch 2-Year Treasury Index.+

* "AAAf" rated fund portfolio holdings and counterparties provide extremely strong protection against losses from credit defaults.

** Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

+ These indices are unmanaged.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(Institutional Service Shares)

GROWTH OF $25,000 INVESTED IN FEDERATED U.S. GOVERNMENT SECURITIES FUND:
1-3 YEARS
(INSTITUTIONAL SERVICE SHARES)

The graph below illustrates the hypothetical investment of $25,000* in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") from May 30, 1992 (start of performance) to February 28, 1998, compared to the Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years) (MLUSTSTI),+ and the Lipper Short U.S. Government Funds Average (LSUSGFA).++


[Graphic] (see Appendix)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 1998, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The MLUSTSTI and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The MLUSTSTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
(Institutional Shares)

GROWTH OF $25,000 INVESTED IN FEDERATED U.S. GOVERNMENT SECURITIES FUND:
1-3 YEARS
(INSTITUTIONAL SHARES)

The graph below illustrates the hypothetical investment of $25,000* in the Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") from February 28, 1988 to February 28, 1998, compared to the Merrill Lynch U.S. Treasury Short-Term Index (1-2.99 years) (MLUSTSTI),+ and the Lipper Short U.S. Government Funds Average (LSUSGFA).++


[Graphic] (see Appendix)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated April 30, 1998, and, together with financial statements contained therein, constitutes the Fund's annual report.

* The Fund's performance assumes the reinvestment of all dividends and distributions. The MLUSTSTI and the LSUSGFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

+ The MLUSTSTI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged.

++ The LSUSGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.


[Graphic]

Federated Investors
Federated Securities Corp., Distributor

1001 Liberty Avenue
Federated Investors Tower
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 31428M209
Cusip 31428M100
8032806ARS (4/98)

[Graphic]




                                    APPENDIX




A-1. The graphic presentation here displayed consists of a line graph titled "Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares)". The corresponding components of the line graph are listed underneath. The Federated U.S. Government Securities Fund: 1-3 Years (Institutional Service Shares) (the "Fund") is represented by a solid line. The Merrill Lynch U.S. Treasury Short-Term Index (the "MLUSTSTI") is represented by a dotted line. The Lipper Short U.S. Government Funds Average (the "LSUSGFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, the MLUSTSTI and the LSUSGFA . The "x" axis reflects computation periods from the start of performance (May 30, 1992) to February 28, 1998. The "y" axis reflects the cost of the investment, ranging from $25,000 to $35,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MLUSTSTI and the LSUSGFA. The ending values are $32,915, $34,689 and $33,261, respectively.

A-2. The graphic presentation here displayed consists of a line graph titled "Growth of $25,000 Invested in Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares)". The corresponding components of the line graph are listed underneath. The Federated U.S. Government Securities Fund: 1-3 Years (Institutional Shares) (the "Fund") is represented by a solid line. The Merrill Lynch U.S. Treasury Short-Term Index (the "MLUSTSTI") is represented by a dotted line. The Lipper Short U.S. Government Funds Average (the "LSUSGFA") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $25,000 investment in the Fund, the MLUSTSTI and the LSUSGFA . The "x" axis reflects computation periods from February 28, 1988 to February 28, 1998. The "y" axis reflects the cost of the investment, ranging from $25,000 to $50,000. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MLUSTSTI and the LSUSGFA. The ending values are $46,706, $49,852 and $46,977, respectively.